Other financial assets, current	12 Months Ended
Mar. 31, 2026
Other Financial Assets Current
Other financial assets, current

27. Other financial assets, current

	March 31,
	2025	2026
Interest accrued on term deposits	11,930	22,042
Security deposits (net of allowance)*	51,938	57,788
Others	854	939
Total	64,722	80,769

*	Includes security deposit represents fair value of amount paid to landlord for the leased premises. As on March 31, 2026, remaining tenure for security deposits ranges from 1 month to 7 years (March 31, 2025: 3 months to 8 years).

Security deposit includes an amount of INR Nil (March 31, 2025: INR 40,319) maintained with ICICI Bank as a security deposit in relation to the legal proceedings with Ezeego One Travel & Tours Ltd. The proceedings have completed during the year ended March 31, 2026, and accordingly security deposit amount has been realised.

The movement in the allowance for doubtful other financial assets:

	March 31,
	2025	2026
Balance at the beginning of the year	78,725	1,448
Amount written off during the year	(3,577)	-
Adjusted on account of business combination	(73,700)
Balance at the end of the year	1,448	1,448

The movement in the Government Grant during the year was as follows:

	March 31,
	2025	2026
At 01 April	48,813	-
Recorded/ (trued- up) in statement of profit/(loss)	-	-
Sale of SEIS	(47,924)	-
Loss on sale of SEIS	(889)	-
At 31 March	-	-

There are no unfulfilled conditions or contingencies attached to these grants.